Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.3%
		Argentina—1.1%
1,200	[1]	Mercadolibre, Inc.	$2,240,940
		Australia—1.7%
120,000		Brambles Ltd.	1,062,794
95,000		DEXUS	737,752
157,815		Orica Ltd.	1,512,305
		TOTAL	3,312,851
		Austria—1.7%
50,000		Erste Group Bank AG	1,997,889
25,000		OMV AG	1,383,245
		TOTAL	3,381,134
		Brazil—2.2%
38,000	[1]	Afya Ltd	820,040
17,500	[1]	PagSeguro Digital Ltd.	1,040,725
225,000		Totvs SA	1,723,138
50,000		Vinci Partners Investments Ltd.	707,500
		TOTAL	4,291,403
		Canada—7.6%
40,000		Allied Properties REIT	1,372,488
70,000	[1]	CAE, Inc.	2,021,242
70,000	[1]	Dialogue Health Technologies, Inc.	491,024
31,000		Dollarama, Inc.	1,413,569
40,000	[1]	Fusion Pharmaceuticals Inc.	373,200
33,000		Gildan Activewear, Inc.	1,268,577
9,500	[1]	Kinaxis, Inc.	1,541,204
28,500	[1]	Lightspeed Commerce, Inc.	3,163,881
17,308	[1]	Nuvei Corp.	2,198,116
40,000		The North West Company Fund	1,135,339
		TOTAL	14,978,640
		Cayman Islands—0.4%
47,000		Patria Investments Ltd.	774,560
		China—0.6%
160,000	[1]	Ming Yuan Cloud Group Holdings Ltd.	555,828
380,000		TravelSky Technology Ltd.	712,230
		TOTAL	1,268,058
		Denmark—2.1%
11,000		Chr.Hansen Holding	1,014,692
4,500	[1]	Genmab A/S	2,132,739
18,000		Topdanmark A/S	949,629
		TOTAL	4,097,060
		Finland—1.4%
154,393		Metso Outotec Ojy	1,650,364
20,000		Neste Oyj	1,215,456
		TOTAL	2,865,820
		France—8.2%
52,000	[1]	Accor SA	1,793,885
23,400	[2]	Alstom SA	1,006,896

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
18,000		Amundi SA	$1,706,763
14,000		Capgemini SE	3,141,059
27,000		Edenred	1,529,316
36,000	[1]	JC Decaux SA	1,003,558
35,000		Rubis SCA	1,355,760
57,000		STMicroelectronics N.V.	2,537,445
5,000		Teleperformance	2,212,515
		TOTAL	16,287,197
		Germany—3.6%
15,000	[1]	CTS Eventim AG	967,196
15,000		HeidelbergCement AG	1,303,120
70,000	[1]	Nordex AG	1,311,682
19,604		Rheinmetall AG	1,917,635
11,000		Symrise AG	1,566,109
		TOTAL	7,065,742
		Hong Kong—2.0%
80,000	[1]	Melco Resorts & Entertainment, ADR	1,100,800
125,000		Techtronic Industries Co.	2,765,025
		TOTAL	3,865,825
		Ireland—2.2%
8,200	[1]	ICON PLC	2,097,314
38,922		Smurfit Kappa Group PLC	2,231,907
		TOTAL	4,329,221
		Israel—2.5%
250,000	[1]	Nayax Ltd.	823,805
5,000	[1]	NICE Ltd., ADR	1,453,500
100,000	[1,2]	Tremor International Ltd., ADR	2,017,000
66,000	[1]	Tufin Software Technologies Ltd.	726,000
		TOTAL	5,020,305
		Italy—2.4%
90,000		Davide Campari-Milano NV	1,245,042
160,000	[1]	Mediobanca SpA	1,887,117
80,000	[1]	Nexi SpA	1,668,311
		TOTAL	4,800,470
		Japan—14.5%
17,400		Daifuku Co.	1,535,974
4,600		Disco Corp.	1,338,590
17,800		Horiba Ltd.	1,272,234
1,720		Japan Hotel REIT Investment Corp.	1,014,251
18,000	[2]	Jin Co. Ltd.	1,173,942
42,200		Kanamoto Co. Ltd.	963,998
18,000		Kikkoman Corp.	1,350,060
12,600		Kusuri No Aoki Holdings Co. Ltd.	884,808
36,000		Nabtesco Corp.	1,420,715
12,500		Nidec Corp.	1,432,449
55,000		Nihon M&A Center, Inc.	1,636,534
73,000		Nippon Sanso Holdings Corp.	1,770,169
16,500		Nippon Shinyaku Co. Ltd.	1,338,621
80,000		Nippon Zeon Co.	1,060,166
12,500		Nissin Foods Holdings Co. Ltd.	972,326

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
8,000		Nitori Holdings Co., Ltd.	$1,495,767
75,000		Pan Pacific International Holdings Corp.	1,424,500
38,000	[1]	Park 24 Co. Ltd.	732,601
9,000		Rohm Co. Ltd.	863,925
25,000		Roland Corp.	1,137,288
25,000		Shoei Co. Ltd.	1,096,494
30,000		Technopro Holdings, Inc.	800,707
34,800		THK Co. Ltd.	806,308
20,000		Yamaha Corp.	1,178,321
		TOTAL	28,700,748
		Luxembourg—1.2%
17,000		Eurofins Scientific SE	2,410,112
		Mexico—0.8%
140,000		Grupo Aeroportuario del Pacifico SA, Class B	1,630,173
		Netherlands—3.3%
4,700	[1]	Argenx SE, ADR	1,555,794
21,000		Euronext NV	2,435,805
5,000		IMCD Group NV	984,370
23,000		NN Group NV	1,191,017
10,000	[1]	UniQure N.V.	290,000
		TOTAL	6,456,986
		New Zealand—0.9%
16,000	[1]	Xero Ltd.	1,768,083
		Norway—2.2%
175,000		Norsk Hydro ASA	1,209,982
28,600		Schibsted A/S	1,526,452
25,000		Tomra Systems ASA	1,536,754
		TOTAL	4,273,188
		Poland—3.4%
70,000	[1]	Allegro	1,296,366
33,000	[1]	Dino Polska SA	2,793,959
53,000	[1]	InPost S.A.	1,035,142
150,000	[1]	Powszechny Zaklad Ubezpieczen SA	1,589,290
		TOTAL	6,714,757
		Russia—1.6%
44,000		Coca-Cola HBC AG	1,590,829
31,000		HeadHunter Group PLC, ADR	1,643,310
		TOTAL	3,234,139
		Saudi Arabia—1.0%
13,500	[1]	Delivery Hero SE	1,953,771
		Singapore—0.4%
108,000		Singapore Exchange Ltd.	794,228
		South Africa—1.0%
45,000		Anglo American PLC	1,900,284
		Spain—2.6%
30,702		Cellnex Telecom S.A.	2,101,487
62,000		Cia de Distribucion Integral Logista Holdings SA	1,346,886
45,000		Corporacion Acciona Energias Renovables S.A.	1,608,631
		TOTAL	5,057,004

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—4.3%
100,000	[1]	Cint Group AB	$1,407,439
18,500		Evolution AB	2,991,923
75,000		Nordnet AB publ	1,360,445
30,000		Thule Group AB/The	1,640,640
100,000	[1]	Vimian Group AB	1,213,292
		TOTAL	8,613,739
		Switzerland—3.3%
20,882		Julius Baer Gruppe AG	1,426,490
3,998		Lonza Group AG	3,381,278
2,800		Tecan AG	1,709,328
		TOTAL	6,517,096
		Taiwan—1.2%
7,000	[1]	Sea Ltd., ADR	2,368,240
		Thailand—0.3%
400,000		Central Pattana PCL, GDR	666,786
		United Arab Emirates—0.8%
300,000	[1]	Network International Holdings Ltd.	1,614,021
		United Kingdom—14.9%
25,000	[1]	Allfunds UK Ltd.	450,155
38,000		Ashtead Group PLC	2,969,097
120,000		B&M European Value Retail SA	922,477
90,000	[1]	Bridgepoint Group Ltd.	626,109
10,000		Croda International PLC	1,256,852
21,000		Dechra Pharmaceutical PLC	1,512,572
200,000		Domino's Pizza Group PLC	1,134,475
247,059	[1]	Dr. Martens Plc	1,435,195
40,000	[1]	Entain Plc	1,062,714
35,000	[1]	Farfetch Ltd.	1,465,100
140,000		Howden Joinery Group PLC	1,819,657
90,000		IMI PLC	2,253,821
50,000		Intermediate Capital Group PLC	1,510,440
100,000	[2]	Manchester United PLC- CL A	1,724,000
495,000		Melrose Industries PLC	1,142,431
135,000		Rightmove PLC	1,302,115
225,000	[1]	S4 Capital PLC	2,517,267
280,000	[1]	SSP Group PLC	1,048,491
85,000		St. James's Place Capital PLC	1,882,398
90,000		Unite Group PLC	1,513,138
		TOTAL	29,548,504
		United States—0.9%
12,000		Ferguson PLC	1,733,657
		TOTAL COMMON STOCKS (IDENTIFIED COST $121,475,321)	194,534,742
		INVESTMENT COMPANIES—2.5%
2,236,944		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[3]	2,236,944

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
2,749,271	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[3]	$2,750,096
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,987,080)	4,987,040
	TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $126,462,401)	199,521,782
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[4]	(1,639,529)
	TOTAL NET ASSETS—100%	$197,882,253
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended August 31, 2021, were as follows:
UniQure N.V.
Heath Care
Value as of 11/30/2020	$706,776
Purchases at Cost	—
Proceeds from Sales	(134,081)
Change in Unrealized Appreciation/Depreciation	(157,845)
Net Realized Gain/(Loss)	(124,850)
Value as of 8/31/2021	$290,000
Shares Held as of 8/31/2021	10,000
Dividend Income	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated holdings during the period ended August 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2020	$698,686	$ 5,683,680	$6,382,366
Purchases at Cost	22,241,771	33,143,777	55,385,548
Proceeds from Sales	(20,703,513)	(36,076,499)	(56,780,012)
Change in Unrealized Appreciation/Depreciation	N/A	(923)	(923)
Net Realized Gain/(Loss)	N/A	61	61
Value as of 8/31/2021	$2,236,944	$2,750,096	$4,987,040
Shares Held as of 8/31/2021	2,236,944	2,749,271	4,986,215
Dividend Income	$322	$1,644	$1,966
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of August 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Collateral Received
$2,127,815	$2,236,944
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$—	$—	$—	$—
International	40,982,883	153,551,859	—	194,534,742
Investment Companies	4,987,040	—	—	4,987,040
TOTAL SECURITIES	$45,969,923	$153,551,859	$—	$199,521,782
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust